Rate Matters FERC (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Public Utilities, General Disclosures [Line Items]
AEP Share of Independence Energy Connection Capital Costs	$ 87.0
Estimated PreTax Income Reduction	$ 20.0
Ohio Power Co [Member] | Ohio Transmission Company [Member]
Public Utilities, General Disclosures [Line Items]
Basis Point RTO Incentive	50.00%